Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Revenue	$ 94,274,235	$ 96,287,363	$ 88,051,829
Segment Income	14,243,202	16,598,097	18,745,125
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(3,344,194)	(3,060,424)	(2,146,919)
Depreciation and amortisation expense	(19,040,948)	(17,331,074)	(14,940,789)
Income before other expense	16,629,536	19,735,481	19,073,602
Operating income	14,243,202	16,598,097	18,745,125
Telecable
Segment Information
Revenue			2,106,706
Segment Income			1,022,994
Reconciliation to consolidated amounts:
Operating income			1,022,994
Content
Segment Information
Revenue	31,551,987	34,372,257	32,870,568
Sky
Segment Information
Revenue	22,069,500	21,870,293	19,146,329
Cable
Segment Information
Revenue	32,822,555	31,729,252	28,339,426
Other Businesses
Segment Information
Revenue	7,830,193	8,315,561	7,695,506
Operating segment
Segment Information
Revenue	97,618,429	99,347,787	90,198,748
Segment Income	37,456,784	38,923,241	35,695,379
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(2,290,974)	(2,207,927)	(1,960,848)
Depreciation and amortisation expense	(18,536,274)	(16,979,833)	(14,660,929)
Income before other expense	16,629,536	19,735,481	19,073,602
Other expense, net	(2,386,334)	(3,137,384)	(328,477)
Operating income	37,456,784	38,923,241	35,695,379
Operating segment | Content
Segment Information
Revenue	33,997,220	36,686,676	34,332,572
Segment Income	12,825,259	14,748,037	14,564,225
Reconciliation to consolidated amounts:
Operating income	12,825,259	14,748,037	14,564,225
Operating segment | Sky
Segment Information
Revenue	22,196,629	21,941,247	19,253,526
Segment Income	10,106,623	9,898,516	8,972,258
Reconciliation to consolidated amounts:
Operating income	10,106,623	9,898,516	8,972,258
Operating segment | Cable
Segment Information
Revenue	33,048,310	31,891,616	28,488,313
Segment Income	14,034,796	13,236,117	11,405,556
Reconciliation to consolidated amounts:
Operating income	14,034,796	13,236,117	11,405,556
Operating segment | Other Businesses
Segment Information
Revenue	8,376,270	8,828,248	8,124,337
Segment Income	490,106	1,040,571	753,340
Reconciliation to consolidated amounts:
Operating income	490,106	1,040,571	753,340
Intersegment Revenues
Segment Information
Revenue	(3,344,194)	(3,060,424)	(2,146,919)
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(3,344,194)	(3,060,424)	(2,146,919)
Intersegment Revenues | Content
Segment Information
Revenue	(2,445,233)	(2,314,419)	(1,462,004)
Intersegment Revenues | Sky
Segment Information
Revenue	(127,129)	(70,954)	(107,197)
Intersegment Revenues | Cable
Segment Information
Revenue	(225,755)	(162,364)	(148,887)
Intersegment Revenues | Other Businesses
Segment Information
Revenue	$ (546,077)	$ (512,687)	$ (428,831)